IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Market Risk [line items]
Total VaR (one-day measure)	$ 9.5	$ 7.8	$ 8.5
Stressed total VaR (one-day measure)	43.6	32.1	23.5
IRC (one-year measure)	88.1	109.3	121.9
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.2	6.3	5.8
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.4	1.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.5	3.3	4.3
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6	0.7	1.1
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	1.9	1.3
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	2.0	1.8
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(9.3)	(7.8)	(7.2)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	12.2
Stressed total VaR (one-day measure)	50.1
IRC (one-year measure)	118.1
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.6
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.9
Stressed total VaR (one-day measure)	15.6
IRC (one-year measure)	88.1
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.3
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2	9.3	10.2	$ 9.1	$ 9.1
Stressed total VaR (one-day measure)	33.0	34.8	27.1	37.1	29.0
IRC (one-year measure)	101.7	103.1	139.5	112.7	138.6
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4	7.0	6.8	7.1	7.8
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.4	1.9	1.4	4.2
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9	6.1	5.6	5.6	4.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5	0.8	1.9	0.8	1.9
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.5	1.9	2.5	2.6
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.2	2.1	2.1	2.3
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (9.8)	$ (10.7)	$ (10.0)	$ (10.4)	$ (14.6)